Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Software and IT Services Portfolio - Select Software and IT Services Portfolio
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	51.12%
Annual Return 2014	8.22%
Annual Return 2015	10.47%
Annual Return 2016	10.31%
Annual Return 2017	38.53%
Annual Return 2018	4.19%
Annual Return 2019	38.87%
Annual Return 2020	45.37%
Annual Return 2021	18.12%
Annual Return 2022	(29.07%)